Discontinued Operations (Details) - Schedule of consolidated statements of cash flows relating to discontinued operations - USD ($)	6 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Oct. 23, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities of discontinued operations:
Net Income (Loss)	$ 240,405	$ (6,207,057)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities of discontinued operations:
Depreciation and amortization	360,746	811,145	$ 271,036	$ 276,913
Amortization of financing costs and warrant features	2,187	288,591		842,174
Amortization of original interest discount		46,212		1,955,787
Amortization of operating lease right-of-use assets	19,007	238,970
Gain on forgiveness of PPP loans	(380,247)
Loss contingency adjustment		2,127,656
Loss on extinguishment of debt		948,856
Gain on sale of equipment	(548,723)	(37,767)		809,000
Changes in operating assets and liabilities:
Accounts receivable	10,698	(1,384,176)	(1,405,904)	(3,585,090)
Inventory	(161,286)	(346,483)	471,161	(2,055,293)
Prepaid expenses and other assets	49,222	276,970	167,066	(1,106,409)
Accounts payable and accrued expenses	118,980	2,598,092	1,464,657	(381,443)
Operating lease liability	(19,007)	(238,970)	299,245
Customer deposits		5,905,532	(1,855,990)	(14,427,180)
Deferred taxes and uncertain tax position		(1,186,753)
Proceeds from related party		85,556
Accrued expense long-term	137,438	227,104
Net cash used in operating activities from discontinued operations	(170,580)	(4,153,478)	(2,706,053)	3,137,176
Cash flows from investing activities in discontinued operations:
Proceeds from sale of equipment	675,000	31,500			$ 209,500	$ 143,711
Purchase of equipment	(30,697)	46,004	(2,200)	(51,059)
Net cash provided by (used in) investing activities in discontinued operations	644,303	(14,504)
Cash flows from financing activities in discontinued operations:
Proceeds from note payable	380,385	1,026,200	(650,000)
Repayments of notes payable	(589,078)	(535,896)	357,207	2,818,098
Net borrowings from lines of credit		(825,073)	$ 1,339,430	$ (1,339,430)
Repayment of financing lease		(137,389)			$ (721,151)	$ (524,058)
Net cash used in financing activities in discontinued operations	$ (208,693)	$ (472,158)